Long-Term Debt - Additional Information - Senior Unsecured Notes (Detail) $ in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 27, 2010 USD ($)	May 31, 2019 USD ($)	Nov. 30, 2015 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			8.50%		8.50%	8.50%
Debt instrument, principal amount	$ 450.0		$ 200.0
Percentage over par at which notes sold	99.20%		99.01%
Effective interest rate					8.67%
Repayments of senior debt		$ 460.9		$ 10.9		$ 84.1	$ 57.3
Debt Instrument, Redemption Price, Percentage					100.00%
US Treasury (UST) Interest Rate [Member] | Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument spread on variable rate					5000.00%
US Treasury (UST) Interest Rate [Member] | Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt instrument spread on variable rate					5000.00%
FPSO | Asset Pledged as Collateral [Member]
Debt Instrument [Line Items]
Number of vessels | vessel					3